SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 1,286,875	$ 1,053,041	$ 6,888,052	$ 2,179,698
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	225,813	109,438	672,848	520,089
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	162,834	124,208	445,404	302,886
Salary and commission [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	100,299	65,280	259,176	135,224
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total		30,744	61,666	70,203
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 488,946	$ 329,670	$ 1,439,094	$ 1,028,402